Note 13 - Related Party Transactions	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
13.	Related party transactions:

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel and are related parties. At July 31, 2022, amounts due from these related parties totalled $1.3 million ( October 31, 2021 - $1.5 million) and an amount due from a corporation controlled by key management personnel totalled $2.4 million ( October 31, 2021 - $2.8 million). The interest rates charged on loans and advances to related parties are based on mutually agreed upon terms. Interest income earned on the above loans for the three and nine months ended July 31, 2022, was $24,000 ( July 31, 2021 - $25,000) and $71,000 ( July 31, 2021 – $58,000). There were no specific provisions for credit losses associated with loans issued to key management personnel ( October 31, 2021 - $nil), and all loans issued to key management personnel were current as at July 31, 2022. $500,000 of the Bank’s $5.0 million subordinated notes payable, issued in March 2019, are held by a related party (note 7).